Other general administrative expenses (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Technical Reports [Abstract]
Audit of the annual financial statements of the companies audited by external audit (constant scope of consolidation)	[1],[2]	R$ 17.5	R$ 9.2	R$ 12.0
Audit Related		3.9	0.1	1.5
Others		1.3	0.7	1.7
Total		R$ 22.7	R$ 10.0	R$ 15.2

[1]	In 2017, includes R$2.3 million referring to auditing work for the 2016 fiscal year.
[2]	On March 18, 2016, the Banco Santander contracted PricewaterhouseCoopers Auditores Independentes (PWC), to act as an independent auditor of the Bank and the companies that compose the Conglomerate Santander in Brazil, to replace Deloitte Touche Tohmatsu Auditores Independentes (Deloitte), which provided an independent audit service for the financial statements related to the year ended December 31, 2015.